Earnings per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per common share computation
Continuing operations	$ 2.95	$ 2.79	$ 3.74
Discontinued operations			$ 1.81
Total	$ 2.95	$ 2.79	$ 5.55
Net income from continuing operations attributable to Unisys Corporation common stockholders	$ 129.4	$ 120.5	$ 158.9
Income from discontinued operations, net of tax			77.2
Net income attributable to Unisys Corporation common shareholders	129.4	120.5	236.1
Weighted average shares	43,864	43,145	42,562
Diluted earnings per common share
Continuing operations	$ 2.84	$ 2.71	$ 3.67
Discontinued operations			$ 1.78
Total	$ 2.84	$ 2.71	$ 5.45
Net income from continuing operations attributable to Unisys Corporation common shareholders	129.4	120.5	158.9
Add preferred stock dividends	16.2	13.5
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	145.6	134.0	158.9
Income from discontinued operations, net of tax			77.2
Net income attributable to Unisys Corporation for diluted earnings per share	$ 145.6	$ 134.0	$ 236.1
Weighted average shares	43,864	43,145	42,562
Plus incremental shares from assumed conversions
Employee stock plans	439	553	771
Preferred stock	6,913	5,780
Adjusted weighted average shares	51,216	49,478	43,333